Income Tax Expense (Recovery)	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Income Tax Expense	Income Tax Recovery
The components of the provision for income tax recovery are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	$	$	$	$
Current	765	16,408	(580)	12,622
Deferred	(561)	767	2,169	761
Income tax recovery	204	17,175	1,589	13,383

The following table reflects changes in uncertain tax positions relating to freight tax liabilities, which are recorded in other long-term liabilities and accrued liabilities on the Company's unaudited consolidated balance sheets:

	Six Months Ended June 30,
	2021	2020
	$	$
Balance of unrecognized tax benefits as at January 1	70,738	62,958
Increases for positions related to the current year	3,281	3,007
Increases for positions related to prior years	5,247	3,971
Decreases for positions related to prior years	—	(16,441)
Decrease related to statute limitations	(8,379)	(1,003)
Foreign exchange gain (loss)	121	(1,491)
Balance of unrecognized tax benefits as at June 30	71,008	51,001
Included in the Company's current income tax expense are provisions for uncertain tax positions relating to freight taxes. Positions relating to freight taxes can vary each period depending on the trading patterns of the Company's vessels.
During the six months ended June 30, 2020, the Company secured an agreement with a tax authority, which was based in part on an initiative of the tax authority in response to the COVID-19 global pandemic and included the waiver of interest and penalties on unpaid taxes. As a result, the Company reduced its freight tax liabilities for this jurisdiction by $16.4 million to $9.8 million, of which $8.5 million was paid in August 2020 and $1.1 million was paid in June 2021 with respect to open tax years up to and including 2020.
The Company does not presently anticipate that its provisions for uncertain tax positions relating to freight taxes will significantly increase in the next 12 months; however, this is dependent on the jurisdictions in which vessel trading activity occurs. The Company reviews its freight tax obligations on a regular basis and may update its assessment of its tax positions based on available information at the time. Such information may include legal advice as to the applicability of freight taxes in relevant jurisdictions. Freight tax regulations are subject to change and interpretation; therefore, the amounts recorded by the Company may change accordingly.